Cover	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	NATIONAL STEEL CO
Entity Central Index Key	0001049659
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	SID
Title of 12(g) Security	Common Shares without Par Value
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	D5
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
ICFR Auditor Attestation Flag	true
Document Shell Company Report	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	1,387,524,047
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020